Inventories	12 Months Ended
Dec. 31, 2011
Inventories

Note 6 - Inventories

Inventories consisted of the following as of December 31, 2011 and 2010:

	2011	2010
Raw material	$-	$7,874,232
Finished goods	1,864,011	9,416,891
Total inventories	$1,864,011	$17,291,123